ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Cyber Enviro-Tech, Inc. (the “Company”) is a publicly held water science technology company that designs water purification solutions for commercial applications and industries. Its pilot project is on a 479-acre oil field in West Texas called the Alvey Oil Field. The corporate headquarters are located in Scottsdale, Arizona.

On September 3, 2020, Synergy Management Group, LLC (“Synergy”) and Global Environmental Technologies, Inc (“Global”), which was formed on April 20, 2020, entered into a securities purchase agreement, whereby Synergy sold its share of Special 2020 Series A preferred stock and its one-half share of Series C preferred stock to Global for $66,400 ($40,000 in cash and 15,000 shares of stock, post reverse split of one share for every 20 shares on April 30, 2021). The shares of stock were to be awarded contingent upon the effectiveness of a S-1 Registration Statement which occurred in 2023 and the stock has been issued. As such, the only contingent liability on the Balance Sheet was on December 31, 2022 for $5,700.

Effective April 30, 2021, the Company effectuated a twenty to one reverse stock split. All shares throughout these financial statements have been adjusted to reflect the reverse split.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Cyber Enviro-Tech, Inc. (the “Company”) is a publicly held water science technology company that designs water purification solutions for commercial applications and industries. Its pilot project is on a 479-acre oil field in West Texas called the Alvey Oil Field. The corporate headquarters are located in Scottsdale, Arizona.

On September 3, 2020, Synergy Management Group, LLC (“Synergy”) and Global Environmental Technologies, Inc (“Global”), which was formed on April 20, 2020, entered into a securities purchase agreement, whereby Synergy sold its share of Special 2020 Series A preferred stock and its one-half share of Series C preferred stock to Global for $66,400 ($40,000 in cash and 15,000 shares of stock, post reverse split of one share for every 20 shares on April 30, 2021). The shares of stock are to be awarded contingent upon the effectiveness of a S-1 Registration. These shares are recorded as a contingent liability on the Balance Sheet and amount to $5,700 at December 31, 2022 and $2,969 at December 31, 2021.

Effective April 30, 2021, the Financial Industry Regulatory Authority (“FINRA”) approved the Company’s name change from NexGen Holdings Corp. to Cyber Enviro-Tech, Inc. The Company’s new symbol was also change to CETI.

Effective April 30, 2021, the Company effectuated a twenty to one reverse stock split. All shares throughout these financial statements have been adjusted to reflect the reverse split.